FINANCIAL INSTRUMENTS (Details) - Cash Flow Hedging $ in Millions	12 Months Ended
Jan. 02, 2016 USD ($)
Financial Instruments
Cash flow net loss to be reclassified within the next 12 months	$ 2.0
Foreign exchange contracts
Financial Instruments
Notional amount	1,110.0
Commodity contracts
Financial Instruments
Notional amount	$ 3.1